Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Short-Term Borrowings [Abstract]
Schedule of short-term borrowings
	As of December 31,
	2020	2021
	RMB	RMB
Borrowings from commercial banks(i)	49,457	46,900
Borrowings from others(ii)	—	874
Total	49,457	47,774